Other Assets (Details) - Schedule of Other Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Assets [Abstract]
Restricted cash	$ 300	$ 299
Long Term Deposit	8	8
Long-term prepaid expenses	179	105
Right-of-Use assets, net	1,041	5,025
Total	$ 1,528	$ 5,437